Nature of Business and Organization (Details)	Jun. 30, 2024	Aug. 29, 2023
Foxx Technology [Member]
Nature of Business and Organization [Line Items]
Business combination percentage		51.00%
Foxx Technology Pte Ltd [Member]
Nature of Business and Organization [Line Items]
Business combination percentage	51.00%	51.00%